Equity	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Equity

Note 7: Equity

Preferred and Common Shares Outstanding (1)

(Canadian $ in millions, except as noted)	January 31, 2019		October 31, 2018
	Number of shares	Amount	Number of shares	Amount	Convertible into…
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B - Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
		4,340		4,340
Common Shares (4) (5)	638,403,636	12,914	639,329,625	12,929
Share Capital		17,254		17,269

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2018 on pages 182 and 192 of our 2018 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)

The shares issued include a non-viability contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)	The stock options issued under the Stock Option Plan are convertible into 6,950,400 common shares as at January 31, 2019 (6,095,201 common shares as at October 31, 2018).
(5)

During the three months ended January 31, 2019, we did not issue any common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 74,011 common shares under the Stock Option Plan.

Preferred Shares

During the three months ended January 31, 2019, we did not issue or redeem any preferred shares.

Common Shares

During the three months ended January 31, 2019, we repurchased for cancellation 1 million common shares under the normal course issuer bid (“NCIB”) which expires on May 31, 2019.

On February 26, 2019, we announced our intention, subject to the approval of OSFI and the Toronto Stock Exchange, to initiate a new NCIB for up to 15 million common shares, commencing on or around June 1, 2019. Once approvals are obtained, the share repurchase program will permit BMO to purchase its common shares for the purpose of cancellation. NCIB is a regular part of BMO’s capital management strategy. The timing and amount of purchases under the program are subject to regulatory approvals and to management discretion based on factors such as market conditions and capital levels. We will consult with OSFI before making purchases under the bid.

Capital Trust Securities

On December 31, 2018, BMO Capital Trust II redeemed all of its issued and outstanding BMO Tier 1 Notes - Series A at a redemption amount equal to $1,000 for an aggregate redemption of $450 million, plus accrued and unpaid interest to but excluding the redemption date.